Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jul. 01, 2014
Beginning Balance, Shares at Jul. 01, 2014
Common stock issued for cash, Shares	450,000			450,000
Common stock issued for cash, Amount	450	49,550		50,000
Common stock issued for services, Shares	550,000			550,000
Common stock issued for services, Amount	550	60,450		61,000
Net Loss			(83,544)	(83,544)
Ending Balance, Amount at Aug. 15, 2014	$ 1,000	$ 110,000	$ (83,544)	$ 27,456
Ending Balance, Shares at Aug. 15, 2014	1,000,000